Events after the reporting date (Details Narrative)	1 Months Ended	2 Months Ended		12 Months Ended
	Jan. 22, 2024 USD ($)	Mar. 13, 2024 USD ($) shares	Feb. 23, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Remaining amount paid				$ (0)	$ (0)	$ 71,600,000
Globus Maritime Limited 2024 Equity Incentive Plan [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares		2,000,000
m/v GLBS Hero [Member]
Disclosure of non-adjusting events after reporting period [line items]
Remaining amount paid	$ 18,500,000
Vessel Delivery Date	January 25, 2024
Vessel Capacity	64,000
GLBS MIGHT [member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel Delivery Date			during the third quarter of 2024
Vessel Capacity			64,000
Line Of Credit Facility Borrowing Capacity			$ 28,000,000
GLBS MIGHT [member] | Consultant affiliated with Chief Executive Officer [member]
Disclosure of non-adjusting events after reporting period [line items]
One time bonus		$ 3,000,000